Stockholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 New open market repurchase program [Member]	Dec. 14, 2011 New open market repurchase program [Member]	Dec. 31, 2011 Open Market Repurchase Program [Member]	Dec. 31, 2010 Open Market Repurchase Program [Member]	Sep. 15, 2010 Open Market Repurchase Program [Member]	Dec. 31, 2010 Predecessor open market repurchase program [Member]	Dec. 09, 2009 Predecessor open market repurchase program [Member]
Additional Stockholders' Equity (Textual) [Abstract]
Maximum Number of shares authorized for repurchase				4,000,000			4,000,000		3,000,000
Maximum amount of shares authorized under repurchase program				$ 100			$ 100		$ 100
Condition to conclude repurchase program				Earliest of three years, when the maximum number of shares has been repurchased, or when the maximum dollar amount has been reached.
Number of shares repurchased and retired			0		3,469,866	451,272		2,964,528
Weighted average price of repurchased and retired shares, per share					$ 24.68	$ 30.81		$ 33.69
Cumulative number of shares repurchased and retired					3,921,138
Cumulative weighted average price of repurchased and retired shares, per share					$ 25.39
Maximum amount of dividends and/or stock repurchases under credit facility	50
Amount available for dividend distribution for restrictions on dividends stock and notes repurchases	$ 30.1
Stockholders' Equity (Textual) [Abstract]
Total capital stock, shares authorized	400,000,000
Common stock, shares authorized	300,000,000	300,000,000
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value per share	$ 0.01	$ 0.01
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares outstanding	0